12. GOODWILL (Details 2) $ in Thousands	Dec. 31, 2017 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	$ 6,054,299
Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	22,442
Other non-financial assets, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	43,828
Trade and other receivables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	851,880
Trade receivables due from related parties, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	8,046
Inventories, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	702,237
Current tax assets
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	101,479
Investments accounted for using equity method
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	601,270
Intangible assets other than goodwill
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	3,518,098
Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	5,500,578
Deferred tax assets
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	224,618
Other financial liabilities, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(1,439,050)
Trade and other payables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(515,486)
Other short-term provisions
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(232,668)
Current tax liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(151,414)
Provision for employee benefits
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(47,492)
Other non-current financial liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(1,762,159)
Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	$ (1,371,908)